Customer Accounts Interest Expense on Customer Accounts (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Checking accounts	$ 1,908	$ 2,299	$ 3,144
Passbook and statement accounts	682	1,100	1,441
Insured money market accounts	7,148	12,121	16,488
Certificate accounts	106,878	131,567	171,062
Interest expense on customer accounts	116,616	147,087	192,135
Less early withdrawal penalties	781	727	700
Interest Expense, Customer Deposits	$ 115,835	$ 146,360	$ 191,435
Weighted average interest rate at end of year	1.14%	1.51%	1.96%
Weighted daily average interest rate during the year	1.32%	1.69%	2.56%